Inventories - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Classes of current inventories [abstract]
Cost of inventories recognized as operating costs	$ 529,425,979	$ 16,876,824	$ 496,631,340	$ 488,429,585
Write-downs of inventories	$ 270,399	$ 8,620	$ 469,876	$ 3,389,936